INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Schedule of Income Tax Expenses
	Year Ended December 31,
	2012	2011	2010
Current	$696,694	$2,190,005	$2,865,372
Deferred	(139,266)	(50,976)	-
Income tax expenses	$557,428	$2,139,029	$2,865,372

Schedule of Effective Income Tax Reconciliation

	Year Ended December 31,
	2012	2011	2010
Computed "expected" income tax expenses	$818,452	$3,798,420	$5,102,777
Effect on tax incentive / holiday	(383,472)	(1,740,969)	(2,310,384)
Non-deductable expense	122,448	81,578	72,979
Income tax expenses	$557,428	$2,139,029	$2,865,372

Schedule of Deferred Tax Assets
	December 31,
	2012	2011	2010

Provision of doubtful accounts	$191,564	$51,821	$-